COMMITMENTS AND CONTINGENCIES (Details Narrative)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)
Future minimum capital expenditure commitment	$ 254,070
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
Capital	$ 300,000	¥ 1,930,000	$ 5,900,000	¥ 42,700,000			$ 8,300,000	¥ 60,000,000.0
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | December 30, 2025 [Member]
Capital					$ 2,100,000	¥ 15,370,000